Investments in associate - Disclosure of strategic investment (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Ownership	32.89%	100.00%
Addition of an associate	$ 6,911,174	$ 0
Share of loss of an associate	(1,396,134)	0
Deemed disposal gain	1,889,557	0
Balance	$ 7,404,597	$ 0